Commitment and Contingencies - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2014 Network Infrastructure and Buildings USD ($)	Dec. 31, 2014 Network Infrastructure and Buildings CNY	Dec. 31, 2014 Office USD ($)	Dec. 31, 2014 Office CNY	Dec. 31, 2013 Office CNY	Dec. 31, 2012 Office CNY	Dec. 31, 2014 IDC Facilities USD ($)	Dec. 31, 2014 IDC Facilities CNY	Dec. 31, 2013 IDC Facilities CNY	Dec. 31, 2012 IDC Facilities CNY	Dec. 31, 2014 Obligations related to the entity's directors and officers USD ($)	Dec. 31, 2014 Obligations related to the entity's directors and officers CNY	Dec. 31, 2013 Obligations related to the entity's directors and officers CNY
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	$ 182,120,000	1,130,000,000
Total operating lease expense			84,660,000	525,310,000	284,580,000	196,590,000	459,340,000	2,850,000,000	1,940,000,000	1,070,000,000
Fair value of indemnification obligations related to the entity's directors and officers											$ 0	0	0